Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The aggregate difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined as we do not have access to information about each partner’s tax attributes in us.
The Partnership provides for income taxes using the liability method. Accordingly, deferred taxes are recorded for the differences between the tax and book basis that will reverse in future periods (in millions).

	Years Ended December 31,
	2014	2013	2012
Current income tax expense	$6.7	$31.5	$59.1
Deferred tax expense (benefit)	15.3	35.5	(12.9)
Total income tax expense	$22.0	$67.0	$46.2
The following schedule reconciles the Predecessor’s total income tax expense and the amount computed by applying the statutory U.S. federal tax rate to income from continuing operations before income taxes (in millions):

	Years Ended December 31,
	2014	2013	2012

Expected income tax expense based on federal statutory rate of 35%	$20.0	$65.1	$44.6
State income taxes, net of federal benefit and other	3.8	1.9	1.6
Other taxes (benefit)	(1.8)	—	—
Total income tax expense	$22.0	$67.0	$46.2

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to significant portions of the Predecessor’s deferred tax assets and liabilities are presented below (in millions):

	Years Ended December 31,
	2014	2013
Deferred income tax assets:
Asset retirement obligations	$—	$2.8
Other	—	0.4
Total deferred tax assets	—	3.2
Deferred tax liabilities:
Property, plant and equipment	(73.1)	(444.1)
Total deferred tax liabilities	(73.1)	(444.1)
Deferred tax liability, net	$(73.1)	$(440.9)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows (in millions):

Balance as of December 31, 2013	$—
Unrecognized tax positions assumed in merger	3.8
Decrease due to prior year tax positions	(2.0)
Increases due to current year tax positions	0.2
Balance as of December 31, 2014	$2.0